Other Liabilities, Provisions and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Other Current Financial Liabilities	26.1 Other current financial liabilities

	2019		2018
Sundry creditors	Ps.	482	Ps.	182
Derivative financial instruments		802		384

Total	Ps.	1,284	Ps.	566

26.2 Provisions and other non-current liabilities

Summary of Provisions and Other Non-current Liabilities

	2019		2018
Provisions	Ps.	7,983	Ps.	8,298
Taxes payable		227		371
Other		581		759

Total	Ps.	8,791	Ps.	9,428

Summary of Other Non-current Financial Liabilities	26.3 Other non-current financial liabilities

	2019		2018
Derivative financial instruments	Ps.	1,436	Ps.	733
Security deposits		461		643

Total	Ps.	1,897	Ps.	1,376

Schedule of Provisions Recorded in Consolidated Statement of Financial Position	The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2019 and 2018:

	2019		2018
Taxes	Ps.	4,696	Ps.	5,038
Labor		2,222		2,340
Legal		1,065		920

Total	Ps.	7,983	Ps.	8,298

Summary of Changes in Provisions
26.1 Other current financial liabilities

	2019		2018
Sundry creditors	Ps.	482	Ps.	182
Derivative financial instruments		802		384

Total	Ps.	1,284	Ps.	566

26.2 Provisions and other
non-current
liabilities

	2019		2018
Provisions	Ps.	7,983	Ps.	8,298
Taxes payable		227		371
Other		581		759

Total	Ps.	8,791	Ps.	9,428

26.3 Other
non-current
financial liabilities

	2019		2018
Derivative financial instruments	Ps.	1,436	Ps.	733
Security deposits		461		643

Total	Ps.	1,897	Ps.	1,376

26.4 Provisions recorded in the consolidated statement of financial position
The Company has various loss contingencies, and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2019 and 2018:

	2019		2018
Taxes	Ps.	4,696	Ps.	5,038
Labor		2,222		2,340
Legal		1,065		920

Total	Ps.	7,983	Ps.	8,298

26.5. Changes in the balance of provisions recorded
26.5.1 Taxes

	2019		2018		2017
Balance at beginning of the period	Ps.	5,038	Ps.	6,717	Ps.	10,223
Penalties and other charges		1		7		148
New contingencies		368		178		4
Cancellation and adjusmets		(247)		(44)		(98)
Contingencies added in business combinations		—		104		861
Payments		(68)		(110)		(944)
Brazil tax amnesty		—		—		(3,069)
Effect of foreign currency exchange rates		(396)		(951)		(408)
Philippines disposal		—		(863)		—

Balance at end of the period	Ps.	4,696	Ps.	5,038	Ps.	6,717

26.5.2 Labor

	2019		2018		2017
Balance at beginning of the period	Ps.	2,340	Ps.	2,365	Ps.	2,356
Penalties and other charges		249		279		56
New contingencies		465		205		115
Cancellation and expiration		(273)		(109)		(33)
Contingencies added in business combinations		44		289		—
Payments		(401)		(20)		(76)
Effects of foreign currency exchange rates		(202)		(669)		(52)
Effect of Venezuela deconsolidation (Note 3.3)		—		—		(1)

Balance at end of the period	Ps.	2,222	Ps.	2,340	Ps.	2,365

26.5.3 Legal

	2019		2018		2017
Balance at beginning of the period	Ps.	920	Ps.	1,985	Ps.	1,049
Penalties and other charges		94		86		121
New contingencies		128		61		170
Cancellation and expiration		(45)		(9)		(16)
Contingencies added in business combinations		77		67		783
Payments		(44)		(251)		(80)
Brazil tax amnesty		—		—		7
Effects of foreign currency exchange rates		(65)		(135)		(47)
Effects of Venezuela deconsolidation (Note 3.3)		—		—		(2)
Philippines disposal		—		(884)		—

Balance at end of the period	Ps.	1,065	Ps.	920	Ps.	1,985